Withholding Taxes Receivables, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 THB (฿)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 THB (฿)	Dec. 31, 2025 USD ($)
Withholding Taxes Receivables, Net [Line Items]
Wrote off			$ 300		$ 100
Tax refund	$ 600	฿ 21,983,058	600	฿ 18,959,514
Total tax refund	800	฿ 29,690,069	900	฿ 29,188,153
Withholding taxes receivable	4		1,300
Provision for withholding taxes			$ 400
Thai Revenue Department [Member]
Withholding Taxes Receivables, Net [Line Items]
Tax refund	$ 30